Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 699,461,000.00
Previously Paid Amount	0.00
Total Fee Amount	96,595.56
Total Offset Amount	0.00
Net Fee	96,595.56
Narrative - Max Aggregate Offering Price	$ 699,461,000.00
Final Prospectus	true